Legal proceedings and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additions	R$ 67
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	113,521	R$ 104,361	R$ 195,854
Business combinations		7,246	152
Additions	36,381	58,869	18,336
Payments	(6,873)	(4,637)	(16,781)
Reversals	(14,809)	(52,318)	(93,200)
Balance as of ending of the year	128,220	113,521	104,361
Legal proceedings contingent liability [member] | Labour [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	31,455	22,721	22,484
Business combinations		721	64
Additions	20,014	22,744	3,424
Payments	(3,354)	(1,638)	(800)
Reversals	(4,386)	(13,093)	(2,451)
Balance as of ending of the year	43,729	31,455	22,721
Legal proceedings contingent liability [member] | Civil [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	25,140	21,300	24,664
Business combinations		481	88
Additions	9,568	10,006	5,875
Payments	(3,519)	(2,977)	(1,051)
Reversals	(3,145)	(3,670)	(8,276)
Balance as of ending of the year	28,044	25,140	21,300
Legal proceedings contingent liability [member] | Taxes [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	56,926	60,340	148,706
Business combinations		6,044
Additions	6,799	26,119	9,037
Payments		(22)	(14,930)
Reversals	(7,278)	(35,555)	(82,473)
Balance as of ending of the year	R$ 56,447	R$ 56,926	R$ 60,340